Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Issuance cost	$ 102	$ 3,495
Series A-1 Convertible Preferred Stock
Issuance cost			$ 19	$ 19	$ 1,779
Series A-2 Convertible Preferred Stock
Issuance cost			1,439	1,439
Series B Convertible Preferred Stock
Issuance cost			$ 102	$ 102